Average Annual Total Returns - ETF - Vanguard Consumer Staples Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	26.06%	7.95%	12.11%	25.29%	7.29%	11.54%	15.91%	6.16%	10.02%	26.14%	7.95%	12.12%	26.95%	8.05%	12.15%	26.20%	8.03%		31.09%	11.27%	13.48%	26.20%	8.03%	12.24%